Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income before income tax	$ (18,354,626)	$ (38,248,459)
Tax calculated at Hong Kong profits tax rate	(3,028,513)	(6,310,993)
Effect of different tax rates applicable to different jurisdictions	945,404	6,683,940
Income not subject to tax	(350,747)	(8,328,873)
Non-deductible expenses	2,177,744	7,273,262
Change in valuation allowance	399,308	1,041,756
Underprovision of current tax in the previous financial year		31,902
Tax effect on deductible temporary differences		7,946
Others	5,738	179,363
Income tax	$ 148,934	$ 578,303